Income Tax: (Tables)	3 Months Ended
Mar. 31, 2019
Income Tax: (Tables) [Abstract]
Income tax expense (benefit)

Income tax expense (benefit) for the three months ended March 31, 2019 and 2018 differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below:

	2019		2018
	Amount	%	Amount	%
Income tax benefit based on Canadian tax rates	$ (690,090)	(25)	$ (616,658)	(25)
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	96,812	4	52,269	2
Non-deductible expenses	7,349	-	30,919	1
Withholding tax	-	-	725,615	29
Change in valuation allowance and other	585,929	21	407,145	17
	$ -	-	$ 599,290	24

Net deferred income tax liability	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> The Company recorded income tax expense of NIL and $0.6 million for the three months ended March 31, 2019 and 2018, respectively. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. The Company has an income tax receivable of $6.4 million related to prior year overpayments. The components of the Canadian and U.S. deferred income tax assets and liabilities as of March 31, 2019 and December 31, 2018 were as follows:   <table border="0" cellpadding="0" cellspacing="0" style="border-collapse:collapse;margin-left:.5in;width:446.399963pt;"> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td colspan="4" valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> March 31, </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> December 31, </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="7%" style="border-bottom:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> 2019 </td> <td valign="top" width="8%" style="border-bottom:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="border-bottom:solid windowtext 1.5pt;padding:0in 5.4pt 0in 5.4pt;"> 2018 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.75pt 0in 0in;"> Deferred income tax assets </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Net operating loss carry forwards </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 32,339,493 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> 31,362,816 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Property, Plant and Equipment </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 3,226,820 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> 3,226,994 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Other </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 1,607,253 </td> <td valign="top" width="8%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 1,652,114 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;"> 37,173,566 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;"> 36,241,924 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Valuation allowance </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (37,136,718) </td> <td valign="top" width="8%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (36,202,109) </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;">  36,848 </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;">  39,815 </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.75pt 0in 0in;"> Deferred income tax liabilities </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.4pt 0in 5.4pt;"> Other </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="18%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (36,848) </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="17%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> (39,815) </td> </tr> <tr> <td valign="top" width="50%" style="padding:0in 5.75pt 0in 0in;"> Net deferred income tax liability </td> <td valign="top" width="7%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="18%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> - </td> <td valign="top" width="8%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="17%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> - </td> </tr> </table>
Loss carryforwards	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> At March 31, 2019, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars.   <table border="0" cellpadding="0" cellspacing="0" style="border-collapse:collapse;margin-left:.5in;width:495.899963pt;"> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> U.S. </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Canadian </td> <td valign="bottom" width="19%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> Expires </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 1,956,086 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;"> 2026 </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 3,630,241 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;"> 2027 </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 13,836,824 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;"> 2028 </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 13,113,260 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;"> 2029 </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 16,200,704 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;"> 2030 </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 18,141,038 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;"> 2031 </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 5,263,484 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;"> 2032 </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 7,652,023 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;"> 2033 </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 8,866,028 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;"> 2034 </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 12,655,602 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;"> 2035 </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 15,046,179 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;"> 2036 </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 11,346,883 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;"> 2037 </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 409,688 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;"> 2038 </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="padding:0in 5.4pt 0in 5.4pt;"> 753,453 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;"> 2039 </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;"> 579,141 </td> <td valign="top" width="15%" style="border-bottom:solid windowtext 1.0pt;padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> <tr> <td valign="top" width="46%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> <td valign="top" width="5%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> $ </td> <td valign="top" width="15%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> 579,141 </td> <td valign="top" width="15%" style="border-bottom:double windowtext 2pt;padding:0in 5.4pt 0in 5.4pt;"> 128,871,493 </td> <td valign="top" width="19%" style="padding:0in 5.4pt 0in 5.4pt;">   </td> </tr> </table>